Segment Information -- Allocation of revenue and expenses (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	16 Months Ended
	Mar. 31, 2015	Mar. 31, 2016	Oct. 31, 2015
Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Increase (Decrease) Interest Expense Due to Change in Debt Allocation	$ 54
Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage		100.00%
Real estate loans
Segment Reporting Information [Line Items]
Increase (Decrease) Interest Expense Due to Change in Debt Allocation	(45)
Other
Segment Reporting Information [Line Items]
Increase (Decrease) Interest Expense Due to Change in Debt Allocation	$ (9)
Total Average Unsecured Debt Allocation [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage			100.00%
Total Average Unsecured Debt Allocation [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage			100.00%
Minimum | Total Average Unsecured Debt Allocation [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage			83.00%
Minimum | Total Average Unsecured Debt Allocation [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage			83.00%
Maximum | Total Average Unsecured Debt Allocation [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage			100.00%
Maximum | Total Average Unsecured Debt Allocation [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured Debt Allocation, Percentage			100.00%